UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Semi-annual report for the six months ended February 28, 2018

Seeking stability in
uncertain markets

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–4.39%	0.09%	2.28%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.65% for Class A shares as of the prospectus dated November 1, 2017. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fund shares of U.S. Government Securities Fund are not guaranteed by the U.S. government.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

For the six months ended February 28, 2018, U.S. Government Securities Fund declined 3.09%. By comparison, the Bloomberg Barclay’s U.S. Government/Mortgage-Backed Securities Index dropped 2.44%. The Lipper General U.S. Government Funds Average (a peer group measure) was down 2.87%.

The bulk of the fund’s relative decline occurred in the fourth quarter, a period of strong returns and risk-taking across equity and credit markets. When markets fell in February, however, the fund did better than its benchmarks. By doing well when this appetite for risk declined, the fund maintained consistency with its objective to provide diversification, risk management and stability.

Results at a glance

For periods ended February 28, 2018, with dividends reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime (since 10/17/85)

U.S. Government Securities Fund (Class A shares)	–1.10%	0.73%	2.64%	5.46%
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index*	–0.23	1.24	3.05	6.32
Lipper General U.S. Government Funds Average†	–0.74	0.57	2.47	5.34

*	Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index is a market value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
†	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Thomson Reuters Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

U.S. Government Securities Fund	1

Income is an important element of the fund’s total return. The fund provides income in the form of monthly dividends, which totaled about 8.2 cents a share for the period. This amounts to an income return of 0.59%.

Bond market overview

Continued optimism about the U.S. economy led to higher rates and a flatter Treasury yield curve, both of which are consistent with the ongoing bull market in risk securities.

The chart below illustrates this flattening, where short-term rates approach those of long-term rates.

In addition to the bull market in equities and credit markets, a significant driver of recent yield curve flattening, in our view, was the passage of the Tax Cuts and Jobs Act of 2017 (TCJA). The new legislation:

•	Created more optimism about business investment and helped spur upward revisions in U.S. growth and inflation expectations. This, in turn, increased market expectations for further rate hikes by the Federal Reserve (Fed).
•	Put selling pressure on the short end of the curve, by encouraging corporations to sell their cash and cash equivalents held through overseas subsidiaries —

U.S. Treasury yields

2	U.S. Government Securities Fund

many of which were in short-maturity U.S. Treasuries — to fund capital expenditure, raise their dividends or issue stock buybacks.
•	Put downward pressure on the long end of the curve by encouraging corporations to boost pension contributions at higher 2017 corporate tax rates in anticipation of lower rates in 2018. When doing so, companies tend to increase their pension allocation to longer term securities.

The flattening of the yield curve brought the term premium back into the danger zone at period-end. The term premium estimates the extra yield required by investors to compensate them for duration risk (holding longer, instead of shorter, maturity bonds). Long maturity bond investors receive little compensation for the future possibility of higher interest rate volatility or inflation, both of which would adversely affect the value of their investments.

Inside the portfolio

Our yield curve strategy was the main reason the fund lagged its benchmark. Managers were positioned for the curve to steepen. The yield curve steepens when longer term rates rise more quickly than shorter term rates. This occurs when market volatility increases, driving up the premium that investors demand for holding longer term bonds and their yield relative to shorter term bonds. Instead, risk markets continued to thrive, and short-term rates rose faster than

Term premium of 10-year Treasuries, 2000–2018

U.S. Government Securities Fund	3

long-term rates. Managers maintain this position, however, to protect against rising volatility and because associated valuations are favorable.

The fund’s overweight position in Treasury Inflation-Protected Securities (TIPS) helped offset the effect of the yield curve position. As inflation expectations have risen, so too has demand for TIPS — which have interest and principal payments tied to the consumer price index (CPI). We recently added to our TIPS holdings because wage growth has started to pick up, which should push inflation higher.

The portfolio remains underweight agency mortgage-backed securities (MBS), due primarily to concern about the impact of the Fed reducing the size of its MBS portfolio. This hurt us in 2017 when the market had an appetite for everything that offered a spread over Treasuries. However, it has helped the portfolio on a relative basis in what has been a more risk-averse period of late.

Because swap spreads are still low compared to normal levels we also continue to employ a strategy to take advantage of the potential widening of spreads between the interest rate swap-rate and the yield on a similar maturity Treasury.

The most significant change to the portfolio since the last report is adding duration in the front — or short end — of the curve. Recent events have shifted the bond market’s outlook that inflation will remain low for an extended period to one in which inflation tracks the expectations of the Fed. Thus the market currently prices in three to possibly four rate hikes in 2018. If there are fewer than expected our position could benefit; one example of this would be an upheaval in equity markets causing the Fed to back off or slow anticipated increases.

The summary portfolio, beginning on page 6, offers more complete details of the various government securities held by the fund as of February 28, 2018.

Looking ahead

There are compelling reasons for longer maturity rates to go higher, but we are also prepared for the possibility of fewer rate hikes than the market expects. The Fed still wants to raise rates as quickly as it can without creating a downturn in the market, but it may err on the side of caution. If it raises too quickly, it may be forced by economic weakness to backtrack. Thus, it may move more slowly now to ensure higher rates in the future.

4	U.S. Government Securities Fund

Market valuations are the key going forward. To justify existing valuations real economic growth has to pick up. This could happen, but we remain skeptical as to whether the economy will break out of its 2% growth range. What we viewed earlier as rich valuations have gotten even richer. Given the strength of equity and credit markets of late, we plan to maintain a cautious position over the next several years.

Reducing the impact of volatility on our investors’ portfolios remains our key objective. We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

Fergus MacDonald
President

April 13, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.38%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.27%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

U.S. Government Securities Fund	5

Summary investment portfolio February 28, 2018	unaudited

Portfolio by type of security	Percent of net assets

Mortgage-backed obligations summary		Percent of net assets
30-year pass-throughs:
Fannie Mae	6.57%
Ginnie Mae	4.12
Freddie Mac	2.56	13.25%
15-year pass-throughs		1.10
Other		2.77
Total		17.12%

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	80.58%
AAA/Aaa	15.97
AA/Aa	1.00
Unrated	.15
Short-term securities & other assets less liabilities	2.30

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 97.70%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 78.68%
U.S. Treasury 66.61%
U.S. Treasury 1.125% 2019	$120,000	$119,032
U.S. Treasury 1.375% 2019	280,000	277,990
U.S. Treasury 1.50% 2019	180,000	178,943
U.S. Treasury 1.50% 2019	135,200	134,504
U.S. Treasury 1.50% 2019	70,000	69,187

6	U.S. Government Securities Fund

	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2019	$154,800	$153,990
U.S. Treasury 1.75% 2021	227,621	221,220
U.S. Treasury 2.00% 2021	250,000	247,215
U.S. Treasury 2.00% 2021	145,000	142,072
U.S. Treasury 2.00% 2021	76,550	75,231
U.S. Treasury 2.25% 2021	270,706	268,472
U.S. Treasury 1.625% 2022	121,000	115,910
U.S. Treasury 1.75% 2022	398,500	384,879
U.S. Treasury 1.75% 2022	238,000	229,699
U.S. Treasury 1.75% 2022	132,600	128,383
U.S. Treasury 1.875% 2022	503,330	489,056
U.S. Treasury 1.875% 2022	300,000	291,798
U.S. Treasury 1.875% 2022	152,000	147,309
U.S. Treasury 1.875% 2022	129,030	125,719
U.S. Treasury 1.875% 2022	89,000	86,640
U.S. Treasury 2.00% 2022	443,000	430,627
U.S. Treasury 2.00% 2022	95,280	92,578
U.S. Treasury 2.125% 2022[1]	904,127	882,799
U.S. Treasury 1.625% 2023	152,230	144,410
U.S. Treasury 2.125% 2023	157,874	152,921
U.S. Treasury 2.75% 2023	147,900	148,200
U.S. Treasury 2.125% 2024[1]	315,650	303,147
U.S. Treasury 2.25% 2024	122,250	118,239
U.S. Treasury 2.25% 2024	106,700	103,866
U.S. Treasury 2.50% 2024	96,000	94,609
U.S. Treasury 2.75% 2024	87,700	87,768
U.S. Treasury 2.75% 2025	145,000	144,548
U.S. Treasury 2.75% 2047	164,128	152,112
U.S. Treasury 1.13%–8.75% 2019–2047[1]	851,149	831,640
		7,574,713

U.S. Treasury inflation-protected securities 12.07%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	257,950	253,931
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	70,037	69,197
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	281,414	276,306
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	297,777	246,943
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	188,083	180,042
U.S. Treasury Inflation-Protected Securities 0.13%–2.37% 2025–2048[2]	356,246	346,417
		1,372,836

Total U.S. Treasury bonds & notes		8,947,549

Mortgage-backed obligations 17.12%
Federal agency mortgage-backed obligations 17.12%
Fannie Mae 3.00% 2033[3,4]	109,450	108,864
Fannie Mae 4.00% 2047[3]	71,965	73,880
Fannie Mae 4.00% 2048[3,4]	161,000	164,677
Fannie Mae 4.50% 2048[3,4]	73,200	76,560
Fannie Mae 0%–10.50% 2018–2048[3,4,5]	456,692	462,420
Freddie Mac 4.00% 2048[3,4]	148,870	152,267
Freddie Mac 0%–10.18% 2020–2048[3,4,5]	178,193	178,787
Government National Mortgage Assn. 4.00% 2047[3]	110,372	113,464
Government National Mortgage Assn. 3.50% 2048[3,4]	75,000	75,425
Government National Mortgage Assn. 4.00% 2048[3,6]	75,200	77,321
Government National Mortgage Assn. 4.50% 2048[3,4]	87,275	90,725

U.S. Government Securities Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. 0.49%–10.00% 2019–2062[3,4,5]	$246,484	$213,749
Other securities		158,668

Total mortgage-backed obligations		1,946,807

Federal agency bonds & notes 1.90%
Fannie Mae 1.25%–7.12% 2021–2030	34,600	34,431
Federal Home Loan Bank 3.37%–5.50% 2023–2036	14,860	15,566
Other securities		166,654
		216,651

Total bonds, notes & other debt instruments (cost: $11,299,472,000)		11,111,007

Short-term securities 9.90%
Federal Home Loan Bank 1.36%–1.61% due 3/21/2018–5/16/2018	517,500	516,549
Freddie Mac 1.11% due 3/2/2018	75,000	74,997
U.S. Treasury Bills 1.47%–1.51% due 4/12/2018–4/26/2018	419,600	418,719
Other securities		115,166

Total short-term securities (cost: $1,125,522,000)		1,125,431
Total investment securities 107.60% (cost: $12,424,994,000)		12,236,438
Other assets less liabilities (7.60)%		(864,522)

Net assets 100.00%		$11,371,916

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $115,166,000, which represented 1.01% of the net assets of the fund) which were acquired in transactions exempt from registration under Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Futures contracts
Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 2/28/2018[8] (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
30 Day Federal Funds Futures	Long	4,310	April 2018	$1,795,977	$1,766,164	$(99)
10 Year U.S. Treasury Note Futures	Long	10,484	June 2018	1,048,400	1,258,572	1,067
20 Year U.S. Treasury Bond Futures	Long	635	June 2018	63,500	91,083	132
10 Year Ultra U.S. Treasury Note Futures	Short	1,169	June 2018	(116,900)	(149,705)	(155)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,706	June 2018	(170,600)	(265,923)	(1,675)

8	U.S. Government Securities Fund

						Unrealized
						(depreciation)
				Notional	Value at	appreciation
		Number of		amount[7]	2/28/2018[8]	at 2/28/2018
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
5 Year U.S. Treasury Note Futures	Long	40,588	July 2018	$4,058,800	$4,624,178	$(5,262)
2 Year U.S. Treasury Note Futures	Long	9,541	July 2018	1,908,200	2,027,164	(962)
90 Day Euro Dollar Futures	Long	9,358	December 2018	2,339,500	2,280,311	(4,167)
90 Day Euro Dollar Futures	Short	4,857	December 2019	(1,214,250)	(1,179,644)	6,806
						$(4,315)

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	2/28/2018	receipts	at 2/28/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
1.8975%	U.S. EFFR	9/26/2018	$2,656,100	$—	$ —	$—
1.886%	U.S. EFFR	9/26/2018	3,041,300	(76)	—	(76)
1.882%	U.S. EFFR	9/26/2018	3,041,300	(95)	—	(95)
1.8775%	U.S. EFFR	9/26/2018	3,041,300	(116)	—	(116)
1.37%	U.S. EFFR	6/14/2019	190,000	(1,533)	—	(1,533)
1.362%	U.S. EFFR	6/21/2019	190,000	(1,588)	—	(1,588)
3-month USD-LIBOR	1.5445%	6/28/2019	190,000	2,090	—	2,090
1.351%	U.S. EFFR	6/28/2019	190,000	(1,651)	—	(1,651)
3-month USD-LIBOR	1.59851%	8/7/2019	205,000	2,305	—	2,305
2.32475%	3-month USD-LIBOR	2/9/2020	1,840,000	(6,394)	—	(6,394)
3-month USD-LIBOR	2.3774%	2/13/2020	1,560,000	3,905	—	3,905
1.997%	U.S. EFFR	2/13/2020	231,000	(664)	—	(664)
1.989%	U.S. EFFR	2/13/2020	231,000	(700)	—	(700)
2.005%	U.S. EFFR	2/14/2020	525,400	(1,436)	—	(1,436)
1.8005%	3-month USD-LIBOR	9/28/2020	168,000	(3,390)	—	(3,390)
3-month USD-LIBOR	1.217%	9/22/2021	250,000	12,571	—	12,571
3-month USD-LIBOR	1.225%	9/22/2021	250,000	12,503	—	12,503
3-month USD-LIBOR	1.196%	9/27/2021	90,000	4,605	—	4,605
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	9,081	—	9,081
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	4,037	—	4,037
3-month USD-LIBOR	1.977%	2/7/2022	178,000	4,867	—	4,867
3-month USD-LIBOR	2.2175%	3/17/2022	316,000	6,045	—	6,045
3-month USD-LIBOR	1.869%	4/19/2022	215,000	7,145	—	7,145
3-month USD-LIBOR	1.948%	7/28/2022	360,000	11,663	—	11,663
2.80%	3-month USD-LIBOR	9/2/2022	560,000	(1,167)	—	(1,167)
2.75%	3-month USD-LIBOR	9/2/2022	560,000	(1,680)	—	(1,680)
2.009%	3-month USD-LIBOR	10/4/2022	187,000	(5,907)	—	(5,907)
2.00965%	3-month USD-LIBOR	10/6/2022	171,000	(5,399)	—	(5,399)
1.9855%	3-month USD-LIBOR	10/17/2022	102,500	(3,359)	—	(3,359)
1.98%	3-month USD-LIBOR	10/17/2022	102,500	(3,384)	—	(3,384)
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	(2,111)	—	(2,111)
2.08613%	3-month USD-LIBOR	11/17/2022	138,100	(4,012)	—	(4,012)
2.08934%	3-month USD-LIBOR	11/17/2022	146,900	(4,246)	—	(4,246)
2.2025%	3-month USD-LIBOR	12/4/2022	71,000	(1,731)	—	(1,731)

U.S. Government Securities Fund	9

Swap contracts (continued)

Interest rate swaps (continued)

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	2/28/2018	receipts	at 2/28/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	2.2455%	12/21/2022	$ 78,500	$1,783	$ —	$1,783
2.27403%	3-month USD-LIBOR	12/29/2022	220,000	(4,709)	—	(4,709)
3-month USD-LIBOR	2.6778%	2/12/2023	190,000	605	—	605
2.7435%	3-month USD-LIBOR	2/16/2023	155,000	(31)	—	(31)
2.7365%	3-month USD-LIBOR	2/20/2023	154,000	(85)	—	(85)
3-month USD-LIBOR	1.495%	11/10/2023	115,000	7,790	—	7,790
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	3,346	—	3,346
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	1,637	—	1,637
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	6,483	—	6,483
3-month USD-LIBOR	2.12813%	10/3/2024	225,000	9,186	—	9,186
3-month USD-LIBOR	2.4595%	1/12/2025	88,200	1,932	—	1,932
3-month USD-LIBOR	2.585%	1/26/2025	124,600	1,747	—	1,747
3-month USD-LIBOR	2.588%	1/26/2025	58,100	803	—	803
2.561%	3-month USD-LIBOR	1/29/2025	80,900	(1,251)	—	(1,251)
3-month USD-LIBOR	2.72%	2/8/2025	100,000	556	—	556
2.722%	3-month USD-LIBOR	2/9/2025	141,000	(768)	—	(768)
3-month USD-LIBOR	2.469%	6/9/2025	23,000	535	—	535
3-month USD-LIBOR	1.7545%	2/5/2026	45,000	3,490	—	3,490
3-month USD-LIBOR	2.24%	12/5/2026	179,000	8,666	—	8,666
3-month USD-LIBOR	2.27%	12/5/2026	146,000	6,724	—	6,724
2.579%	3-month USD-LIBOR	3/14/2027	159,000	(3,609)	—	(3,609)
2.333%	3-month USD-LIBOR	3/29/2027	130,000	(5,561)	—	(5,561)
3-month USD-LIBOR	2.31934%	11/17/2027	77,600	3,696	—	3,696
3-month USD-LIBOR	2.31613%	11/17/2027	72,400	3,468	—	3,468
2.925%	3-month USD-LIBOR	2/1/2028	48,600	(195)	—	(195)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	(282)	—	(282)
2.908%	3-month USD-LIBOR	2/1/2028	60,700	(286)	—	(286)
2.92%	3-month USD-LIBOR	2/2/2028	45,900	(194)	—	(194)
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	474	—	474
3-month USD-LIBOR	3.005%	9/2/2030	124,000	128	—	128
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	306	—	306
3-month USD-LIBOR	2.963%	2/1/2038	36,300	304	—	304
3-month USD-LIBOR	2.986%	2/1/2038	29,200	199	—	199
3-month USD-LIBOR	2.967%	2/2/2038	28,200	229	—	229
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(1,049)	—	(1,049)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(1,502)	—	(1,502)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	1,884	—	1,884
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	954	—	954
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	3,284	—	3,284
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,501	—	1,501
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	1,621	—	1,621
U.S. EFFR	2.166%	10/23/2047	35,000	2,771	—	2,771
U.S. EFFR	2.172%	11/8/2047	15,000	1,169	—	1,169
U.S. EFFR	2.145%	11/9/2047	47,500	3,971	—	3,971
U.S. EFFR	2.153%	11/10/2047	47,500	3,891	—	3,891
U.S. EFFR	2.155%	11/10/2047	26,680	2,175	—	2,175
U.S. EFFR	2.17%	11/13/2047	48,320	3,787	—	3,787
2.964%	3-month USD-LIBOR	2/12/2048	34,100	123	—	123
U.S. EFFR	2.5635%	2/12/2048	81,502	(325)	—	(325)
3-month USD-LIBOR	2.96%	2/15/2048	17,400	(48)	—	(48)

10	U.S. Government Securities Fund

						Unrealized
					Upfront	(depreciation)
				Value at	payments/	appreciation
		Expiration	Notional	2/28/2018	receipts	at 2/28/2018
Receive	Pay	date	(000)	(000)	(000)	(000)
3-month USD-LIBOR	3.0135%	2/16/2048	$ 35,000	$(485)	$ —	$(485)
3-month USD-LIBOR	2.9825%	2/20/2048	35,000	(259)	—	(259)
					$ —	$100,757

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $161,142,000, which represented 1.42% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Purchased on a TBA basis.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $77,321,000, which represented .68% of the net assets of the fund.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

U.S. Government Securities Fund	11

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $12,424,994)		$12,236,438
Cash		7,116
Receivables for:
Sales of investments	$1,460,434
Sales of fund’s shares	6,775
Variation margin on futures contracts	7,110
Variation margin on swap contracts	5,252
Interest	37,733
Other	2	1,517,306
		13,760,860
Liabilities:
Payables for:
Purchases of investments	2,351,421
Repurchases of fund’s shares	18,656
Dividends on fund’s shares	183
Investment advisory services	1,771
Services provided by related parties	2,186
Trustees’ deferred compensation	283
Variation margin on futures contracts	3,007
Variation margin on swap contracts	11,412
Other	25	2,388,944
Net assets at February 28, 2018		$11,371,916

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,810,864
Undistributed net investment income		7,956
Accumulated net realized loss		(354,789)
Net unrealized depreciation		(92,115)
Net assets at February 28, 2018		$11,371,916

See Notes to Financial Statements

12	U.S. Government Securities Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (850,240 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$2,625,332	196,265	$13.38
Class C	223,091	16,718	13.34
Class T	10	1	13.37
Class F-1	224,618	16,792	13.38
Class F-2	327,326	24,470	13.38
Class F-3	178,614	13,352	13.38
Class 529-A	137,898	10,309	13.38
Class 529-C	35,613	2,672	13.33
Class 529-E	8,079	604	13.37
Class 529-T	10	1	13.37
Class 529-F-1	13,095	979	13.38
Class R-1	7,603	570	13.35
Class R-2	103,427	7,751	13.34
Class R-2E	3,399	254	13.37
Class R-3	129,669	9,696	13.37
Class R-4	230,110	17,201	13.38
Class R-5E	275	21	13.37
Class R-5	61,225	4,576	13.38
Class R-6	7,062,522	528,008	13.38

See Notes to Financial Statements

U.S. Government Securities Fund	13

Statement of operations	unaudited
for the six months ended February 28, 2018	(dollars in thousands)

Investment income:
Income:
Interest		$105,126
Fees and expenses*:
Investment advisory services	$10,988
Distribution services	6,385
Transfer agent services	3,286
Administrative services	2,136
Reports to shareholders	158
Registration statement and prospectus	411
Trustees’ compensation	57
Auditing and legal	6
Custodian	12
Other	146
Total fees and expenses before reimbursement	23,585
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		23,585
Net investment income		81,541

Net realized loss and unrealized depreciation:
Net realized loss on:
Investments in unaffiliated issuers	(56,117)
Futures contracts	(215,928)
Swap contracts	(5,415)	(277,460)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(280,245)
Futures contracts	(9,951)
Swap contracts	149,116	(141,080)
Net realized loss and unrealized depreciation		(418,540)
Net decrease in net assets resulting from operations		$(336,999)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

14	U.S. Government Securities Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2018*	2017
Operations:
Net investment income	$81,541	$114,781
Net realized loss	(277,460)	(37,607)
Net unrealized (depreciation) appreciation	(141,080)	34,207
Net (decrease) increase in net assets resulting from operations	(336,999)	111,381

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(75,912)	(116,240)
Distributions from net realized gain on investments	—	(110,310)
Total dividends and distributions paid or accrued to shareholders	(75,912)	(226,550)

Net capital share transactions	1,646,803	1,683,604

Total increase in net assets	1,233,892	1,568,435

Net assets:
Beginning of period	10,138,024	8,569,589
End of period (including undistributed net investment income: $7,956 and $2,327, respectively)	$11,371,916	$10,138,024

*Unaudited.

See Notes to Financial Statements

U.S. Government Securities Fund	15

Notes to financial statements	unaudited

1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None

Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

16	U.S. Government Securities Fund

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one

U.S. Government Securities Fund	17

or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade

18	U.S. Government Securities Fund

in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

U.S. Government Securities Fund	19

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,947,549	$—	$8,947,549
Mortgage-backed obligations	—	1,946,807	—	1,946,807
Federal agency bonds & notes	—	216,651	—	216,651
Short-term securities	—	1,125,431	—	1,125,431
Total	$—	$12,236,438	$—	$12,236,438

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$8,005	$—	$—	$8,005
Unrealized appreciation on interest rate swaps	—	172,035	—	172,035
Liabilities:
Unrealized depreciation on futures contracts	(12,320)	—	—	(12,320)
Unrealized depreciation on interest rate swaps	—	(71,278)	—	(71,278)
Total	$(4,315)	$100,757	$—	$96,442

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

20	U.S. Government Securities Fund

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to

U.S. Government Securities Fund	21

repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

22	U.S. Government Securities Fund

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $9,080,620,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as

U.S. Government Securities Fund	23

collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $41,809,700,000.

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Net unrealized appreciation*	$8,005	Net unrealized depreciation*	$12,320
Swaps	Interest	Net unrealized appreciation*	172,035	Net unrealized depreciation*	71,278
			$180,040		$83,598

		Net realized loss		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(215,928)	Net unrealized depreciation on futures contracts	$(9,951)
Swaps	Interest	Net realized loss on swap contracts	(5,415)	Net unrealized appreciation on swap contracts	149,116
			$(221,343)		$139,165

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for

24	U.S. Government Securities Fund

initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$1,857
Capital loss carryforward*	(60,380)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

U.S. Government Securities Fund	25

As of February 28, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$199,187
Gross unrealized depreciation on investments	(294,458)
Net unrealized depreciation on investments	(95,271)
Cost of investments	12,428,151

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2018					Year ended August 31, 2017
Share class	Ordinary income		Long-term capital gains	Total dividends paid or accrued		Ordinary income		Long-term capital gains	Total dividends and distributions paid
Class A	$16,354		$—	$16,354		$52,284		$14,932	$67,216
Class B1						48		28	76
Class C	526		—	526		3,093		1,503	4,596
Class T2	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class F-1	1,171		—	1,171		4,123		1,196	5,319
Class F-2	2,111		—	2,111		5,825		1,523	7,348
Class F-3[4]	1,291		—	1,291		555		—	555
Class 529-A	786		—	786		2,447		718	3,165
Class 529-B1						5		3	8
Class 529-C	90		—	90		553		272	825
Class 529-E	40		—	40		142		48	190
Class 529-T2	—	[3]	—	—	[3]	—	[3]	—	—	[3]
Class 529-F-1	91		—	91		274		73	347
Class R-1	19		—	19		113		54	167
Class R-2	260		—	260		1,419		663	2,082
Class R-2E	13		—	13		33		11	44
Class R-3	612		—	612		2,308		790	3,098
Class R-4	1,490		—	1,490		4,732		1,337	6,069
Class R-5E	1		—	1		—	[3]	—	—	[3]
Class R-5	492		—	492		1,275		303	1,578
Class R-6	50,565		—	50,565		101,523		22,344	123,867
Total	$75,912		$—	$75,912		$180,752		$45,798	$226,550

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

26	U.S. Government Securities Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.140% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2018, the investment advisory services fee was $10,988,000, which was equivalent to an annualized rate of 0.205% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts

U.S. Government Securities Fund	27

billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% of average daily net assets and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

28	U.S. Government Securities Fund

For the six months ended February 28, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,461	$2,138		$135		Not applicable
Class C	1,193	185		60		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	246	147		49		Not applicable
Class F-2	Not applicable	170		72		Not applicable
Class F-3	Not applicable	8		41		Not applicable
Class 529-A	150	93		34		$45
Class 529-C	210	33		11		15
Class 529-E	21	4		2		3
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	9		3		4
Class R-1	42	5		2		Not applicable
Class R-2	408	201		27		Not applicable
Class R-2E	11	5		1		Not applicable
Class R-3	342	135		34		Not applicable
Class R-4	301	129		60		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	19		16		Not applicable
Class R-6	Not applicable	5		1,589		Not applicable
Total class-specific expenses	$6,385	$3,286		$2,136		$67

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $57,000 in the fund’s statement of operations reflects $30,000 in current fees (either paid in cash or deferred) and a net increase of $27,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

U.S. Government Securities Fund	29

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2018.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of dividends				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2018

Class A	$302,846	22,174	$15,971		1,172		$(368,847)	(27,035)	$(50,030)	(3,689)
Class C	17,667	1,297	514		38		(43,289)	(3,177)	(25,108)	(1,842)
Class T	—	—	—		—		—	—	—	—
Class F-1	72,731	5,387	1,153		84		(52,819)	(3,860)	21,065	1,611
Class F-2	134,750	9,863	2,034		149		(55,152)	(4,029)	81,632	5,983
Class F-3	101,298	7,381	1,232		90		(31,489)	(2,308)	71,041	5,163
Class 529-A	28,834	2,112	780		57		(21,250)	(1,559)	8,364	610
Class 529-C	4,429	325	89		7		(16,392)	(1,204)	(11,874)	(872)
Class 529-E	1,071	78	39		3		(1,531)	(112)	(421)	(31)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	3,397	249	89		7		(3,135)	(230)	351	26
Class R-1	709	52	19		2		(1,708)	(126)	(980)	(72)
Class R-2	17,911	1,317	257		19		(26,516)	(1,948)	(8,348)	(612)
Class R-2E	665	48	13		1		(536)	(39)	142	10
Class R-3	22,021	1,614	603		45		(33,024)	(2,420)	(10,400)	(761)
Class R-4	40,805	2,988	1,475		107		(56,416)	(4,133)	(14,136)	(1,038)
Class R-5E	297	22	1		—	[2]	(26)	(2)	272	20
Class R-5	14,747	1,077	473		35		(14,869)	(1,093)	351	19
Class R-6	1,622,768	118,588	50,507		3,711		(88,393)	(6,486)	1,584,882	115,813
Total net increase (decrease)	$2,386,946	174,572	$75,249		5,527		$(815,392)	(59,761)	$1,646,803	120,338

30	U.S. Government Securities Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2017

Class A	$640,098	46,176	$65,905		4,807		$(909,723)	(65,872)	$(203,720)	(14,889)
Class B3	75	5	73		6		(11,386)	(825)	(11,238)	(814)
Class C	51,632	3,728	4,525		332		(98,638)	(7,164)	(42,481)	(3,104)
Class T4	10	1	—		—		—	—	10	1
Class F-1	57,477	4,152	5,274		384		(93,898)	(6,796)	(31,147)	(2,260)
Class F-2	252,635	18,216	7,052		514		(264,176)	(19,122)	(4,489)	(392)
Class F-3[5]	124,335	9,028	504		36		(12,097)	(875)	112,742	8,189
Class 529-A	29,498	2,126	3,155		230		(37,319)	(2,702)	(4,666)	(346)
Class 529-B3	49	4	6		—	[2]	(1,026)	(74)	(971)	(70)
Class 529-C	9,629	698	824		60		(15,751)	(1,144)	(5,298)	(386)
Class 529-E	1,535	111	190		14		(2,247)	(163)	(522)	(38)
Class 529-T4	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	4,826	348	346		25		(4,548)	(329)	624	44
Class R-1	1,766	128	166		12		(3,630)	(264)	(1,698)	(124)
Class R-2	42,380	3,071	2,073		152		(59,268)	(4,305)	(14,815)	(1,082)
Class R-2E	5,449	389	44		4		(3,814)	(271)	1,679	122
Class R-3	68,806	4,978	3,079		225		(79,317)	(5,752)	(7,432)	(549)
Class R-4	81,501	5,885	6,062		443		(104,725)	(7,585)	(17,162)	(1,257)
Class R-5E	—	—	—		—		—	—	—	—
Class R-5	23,783	1,722	1,571		115		(20,979)	(1,521)	4,375	316
Class R-6	1,905,252	138,255	123,859		9,023		(119,308)	(8,626)	1,909,803	138,652
Total net increase (decrease)	$3,300,746	239,022	$224,708		16,382		$(1,841,850)	(133,390)	$1,683,604	122,014

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,773,413,000 and $22,192,219,000, respectively, during the six months ended February 28, 2018.

10. Ownership concentration

At February 28, 2018, the fund had one shareholder, American Funds 2030 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 11%. CRMC is the investment adviser to American Funds 2030 Target Date Retirement Fund.

U.S. Government Securities Fund	31

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
2/28/2018[4,5]	$13.89	$.09	$(.52)	$(.43)
8/31/2017	14.10	.15	(.04)	.11
8/31/2016	14.09	.14	.26	.40
8/31/2015	13.99	.10	.15	.25
8/31/2014	13.68	.16	.42	.58
8/31/2013	14.63	.05	(.53)	(.48)
Class C:
2/28/2018[4,5]	13.86	.04	(.53)	(.49)
8/31/2017	14.07	.04	(.03)	.01
8/31/2016	14.07	.03	.25	.28
8/31/2015	13.98	(.01)	.15	.14
8/31/2014	13.67	.05	.43	.48
8/31/2013	14.63	(.06)	(.53)	(.59)
Class T:
2/28/2018[4,5]	13.89	.11	(.53)	(.42)
8/31/2017[4,10]	13.71	.08	.18	.26
Class F-1:
2/28/2018[4,5]	13.89	.09	(.52)	(.43)
8/31/2017	14.10	.15	(.04)	.11
8/31/2016	14.09	.14	.26	.40
8/31/2015	13.99	.11	.15	.26
8/31/2014	13.68	.16	.42	.58
8/31/2013	14.63	.05	(.53)	(.48)
Class F-2:
2/28/2018[4,5]	13.89	.11	(.52)	(.41)
8/31/2017	14.10	.18	(.03)	.15
8/31/2016	14.09	.18	.25	.43
8/31/2015	13.99	.14	.15	.29
8/31/2014	13.68	.19	.43	.62
8/31/2013	14.63	.08	(.53)	(.45)
Class F-3:
2/28/2018[4,5]	13.89	.11	(.51)	(.40)
8/31/2017[4,11]	13.66	.13	.23	.36

32	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.08)	$—	$(.08)	$13.38	(3.09)%[6]	$2,625		.64%[7]		.64%[7]		1.32%[7]
(.15)	(.17)	(.32)	13.89	.86	2,778		.63		.63		1.08
(.18)	(.21)	(.39)	14.10	2.88	3,029		.63		.63		.97
(.15)	—	(.15)	14.09	1.82	2,655		.65		.65		.72
(.15)	(.12)	(.27)	13.99	4.32	2,654		.64		.64		1.13
(.12)	(.35)	(.47)	13.68	(3.37)	3,141		.61		.61		.36

(.03)	—	(.03)	13.34	(3.54)[6]	223		1.42	[7]	1.42	[7]	.54	[7]
(.05)	(.17)	(.22)	13.86	.11	257		1.42		1.42		.29
(.07)	(.21)	(.28)	14.07	2.06	305		1.42		1.42		.20
(.05)	—	(.05)	14.07	1.09	260		1.42		1.42		(.05)
(.05)	(.12)	(.17)	13.98	3.46	272		1.43		1.43		.34
(.02)	(.35)	(.37)	13.67	(4.13)	362		1.40		1.40		(.45)

(.10)	—	(.10)	13.37	(3.04)[6,8]	—	[9]	.41	[7,8]	.41	[7,8]	1.55	[7,8]
(.08)	—	(.08)	13.89	1.90 [6,8]	—	[9]	.16	[6,8]	.16	[6,8]	.59	[6,8]

(.08)	—	(.08)	13.38	(3.10)[6]	225		.67	[7]	.67	[7]	1.30	[7]
(.15)	(.17)	(.32)	13.89	.84	211		.66		.66		1.05
(.18)	(.21)	(.39)	14.10	2.88	246		.65		.65		1.01
(.16)	—	(.16)	14.09	1.85	146		.62		.62		.74
(.15)	(.12)	(.27)	13.99	4.33	164		.64		.64		1.14
(.12)	(.35)	(.47)	13.68	(3.38)	171		.62		.62		.35

(.10)	—	(.10)	13.38	(2.97)[6]	327		.39	[7]	.39	[7]	1.58	[7]
(.19)	(.17)	(.36)	13.89	1.11	257		.39		.39		1.33
(.21)	(.21)	(.42)	14.10	3.15	266		.38		.38		1.30
(.19)	—	(.19)	14.09	2.09	117		.38		.38		1.01
(.19)	(.12)	(.31)	13.99	4.59	71		.39		.39		1.39
(.15)	(.35)	(.50)	13.68	(3.15)	61		.38		.38		.59

(.11)	—	(.11)	13.38	(2.91)[6]	179		.28	[7]	.28	[7]	1.70	[7]
(.13)	—	(.13)	13.89	2.66 [6]	114		.28	[7]	.28	[7]	1.64	[7]

See end of table for footnotes.

U.S. Government Securities Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/28/2018[4,5]	$13.89	$.09	$(.52)	$(.43)
8/31/2017	14.10	.14	(.04)	.10
8/31/2016	14.09	.13	.26	.39
8/31/2015	13.99	.09	.15	.24
8/31/2014	13.68	.14	.43	.57
8/31/2013	14.63	.04	(.53)	(.49)
Class 529-C:
2/28/2018[4,5]	13.84	.03	(.51)	(.48)
8/31/2017	14.06	.04	(.04)	— [12]
8/31/2016	14.06	.02	.26	.28
8/31/2015	13.97	(.01)	.15	.14
8/31/2014	13.66	.04	.43	.47
8/31/2013	14.63	(.08)	(.53)	(.61)
Class 529-E:
2/28/2018[4,5]	13.89	.07	(.53)	(.46)
8/31/2017	14.10	.11	(.04)	.07
8/31/2016	14.09	.09	.26	.35
8/31/2015	13.99	.06	.15	.21
8/31/2014	13.68	.09	.45	.54
8/31/2013	14.63	— [12]	(.53)	(.53)
Class 529-T:
2/28/2018[4,5]	13.89	.10	(.53)	(.43)
8/31/2017[4,10]	13.71	.08	.18	.26
Class 529-F-1:
2/28/2018[4,5]	13.89	.10	(.52)	(.42)
8/31/2017	14.10	.17	(.03)	.14
8/31/2016	14.09	.16	.26	.42
8/31/2015	13.99	.13	.15	.28
8/31/2014	13.68	.21	.39	.60
8/31/2013	14.63	.07	(.53)	(.46)
Class R-1:
2/28/2018[4,5]	13.86	.04	(.52)	(.48)
8/31/2017	14.08	.04	(.04)	— [12]
8/31/2016	14.07	.03	.27	.30
8/31/2015	13.98	— [12]	.15	.15
8/31/2014	13.67	.05	.43	.48
8/31/2013	14.63	(.06)	(.53)	(.59)

34	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.08)	$—	$(.08)	$13.38	(3.11)%[6]	$138		.69%[7]		.69%[7]		1.27%[7]
(.14)	(.17)	(.31)	13.89	.81	135		.69		.69		1.03
(.17)	(.21)	(.38)	14.10	2.81	142		.71		.71		.89
(.14)	—	(.14)	14.09	1.75	131		.72		.72		.65
(.14)	(.12)	(.26)	13.99	4.23	138		.73		.73		1.04
(.11)	(.35)	(.46)	13.68	(3.46)	163		.69		.69		.27

(.03)	—	(.03)	13.33	(3.49)[6]	36		1.46	[7]	1.46	[7]	.51	[7]
(.05)	(.17)	(.22)	13.84	.02	49		1.46		1.46		.25
(.07)	(.21)	(.28)	14.06	2.02	55		1.47		1.47		.13
(.05)	—	(.05)	14.06	.98	54		1.47		1.47		(.11)
(.04)	(.12)	(.16)	13.97	3.48	61		1.49		1.49		.28
(.01)	(.35)	(.36)	13.66	(4.23)	77		1.47		1.47		(.51)

(.06)	—	(.06)	13.37	(3.30)[6]	8		.92	[7]	.92	[7]	1.04	[7]
(.11)	(.17)	(.28)	13.89	.58	9		.92		.92		.79
(.13)	(.21)	(.34)	14.10	2.57	9		.94		.94		.67
(.11)	—	(.11)	14.09	1.52	9		.95		.95		.42
(.11)	(.12)	(.23)	13.99	3.99	8		.97		.97		.81
(.07)	(.35)	(.42)	13.68	(3.69)	10		.94		.94		.03

(.09)	—	(.09)	13.37	(3.08)[6,8]	—	[9]	.48	[7,8]	.48	[7,8]	1.48	[7,8]
(.08)	—	(.08)	13.89	1.87 [6,8]	—	[9]	.19	[6,8]	.19	[6,8]	.56	[6,8]

(.09)	—	(.09)	13.38	(3.01)[6]	13		.48	[7]	.48	[7]	1.49	[7]
(.18)	(.17)	(.35)	13.89	1.03	13		.47		.47		1.25
(.20)	(.21)	(.41)	14.10	3.04	13		.49		.49		1.13
(.18)	—	(.18)	14.09	1.98	11		.49		.49		.89
(.17)	(.12)	(.29)	13.99	4.46	10		.51		.51		1.28
(.14)	(.35)	(.49)	13.68	(3.24)	11		.47		.47		.49

(.03)	—	(.03)	13.35	(3.46)[6]	8		1.40	[7]	1.40	[7]	.57	[7]
(.05)	(.17)	(.22)	13.86	.06	9		1.41		1.41		.29
(.08)	(.21)	(.29)	14.08	2.15	11		1.39		1.39		.20
(.06)	—	(.06)	14.07	1.04	12		1.39		1.39		(.03)
(.05)	(.12)	(.17)	13.98	3.55	14		1.40		1.40		.37
(.02)	(.35)	(.37)	13.67	(4.12)	16		1.38		1.38		(.41)

See end of table for footnotes.

U.S. Government Securities Fund	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/28/2018[4,5]	$13.86	$.04		$(.53)	$(.49)
8/31/2017	14.07	.04		(.03)	.01
8/31/2016	14.07	.03		.26	.29
8/31/2015	13.98	—	[12]	.15	.15
8/31/2014	13.67	.05		.43	.48
8/31/2013	14.63	(.06)		(.53)	(.59)
Class R-2E:
2/28/2018[4,5]	13.89	.06		(.53)	(.47)
8/31/2017	14.10	.08		(.03)	.05
8/31/2016	14.09	.11		.25	.36
8/31/2015	13.99	.12		.15	.27
8/31/2014[4,13]	13.99	—		—	—
Class R-3:
2/28/2018[4,5]	13.89	.07		(.53)	(.46)
8/31/2017	14.10	.11		(.04)	.07
8/31/2016	14.09	.09		.26	.35
8/31/2015	13.99	.06		.15	.21
8/31/2014	13.68	.11		.43	.54
8/31/2013	14.63	—	[12]	(.53)	(.53)
Class R-4:
2/28/2018[4,5]	13.89	.09		(.52)	(.43)
8/31/2017	14.10	.15		(.04)	.11
8/31/2016	14.09	.15		.25	.40
8/31/2015	13.99	.11		.15	.26
8/31/2014	13.68	.16		.42	.58
8/31/2013	14.63	.05		(.53)	(.48)
Class R-5E:
2/28/2018[4,5]	13.89	.10		(.52)	(.42)
8/31/2017	14.10	.19		(.04)	.15
8/31/2016[4,14]	14.08	.13		.25	.38
Class R-5:
2/28/2018[4,5]	13.89	.11		(.52)	(.41)
8/31/2017	14.10	.19		(.03)	.16
8/31/2016	14.09	.17		.27	.44
8/31/2015	13.99	.15		.15	.30
8/31/2014	13.68	.20		.42	.62
8/31/2013	14.63	.09		(.53)	(.44)

36	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimbursements		Ratio of expenses to average net assets after reimbursements[3]		Ratio of net income (loss) to average net assets[3]

$(.03)	$—	$(.03)	$13.34	(3.52)%[6]	$103		1.38%[7]		1.38%[7]		.58%[7]
(.05)	(.17)	(.22)	13.86	.15	116		1.40		1.40		.31
(.08)	(.21)	(.29)	14.07	2.10	133		1.37		1.37		.22
(.06)	—	(.06)	14.07	1.05	134		1.38		1.38		(.02)
(.05)	(.12)	(.17)	13.98	3.54	147		1.43		1.43		.34
(.02)	(.35)	(.37)	13.67	(4.09)	174		1.35		1.35		(.39)

(.05)	—	(.05)	13.37	(3.39)[6]	3		1.12	[7]	1.12	[7]	.85	[7]
(.09)	(.17)	(.26)	13.89	.42	3		1.10		1.10		.61
(.14)	(.21)	(.35)	14.10	2.63	2		1.07		1.07		.76
(.17)	—	(.17)	14.09	1.95 [8]	—	[9]	.51	[8]	.51	[8]	.86	[8]
—	—	—	13.99	—	—	[9]	—		—		—

(.06)	—	(.06)	13.37	(3.31)[6]	130		.96	[7]	.96	[7]	1.00	[7]
(.11)	(.17)	(.28)	13.89	.55	145		.95		.95		.76
(.13)	(.21)	(.34)	14.10	2.57	155		.95		.95		.66
(.11)	—	(.11)	14.09	1.53	140		.94		.94		.43
(.11)	(.12)	(.23)	13.99	3.99	142		.97		.97		.80
(.07)	(.35)	(.42)	13.68	(3.69)	168		.94		.94		.02

(.08)	—	(.08)	13.38	(3.08)[6]	230		.62	[7]	.62	[7]	1.34	[7]
(.15)	(.17)	(.32)	13.89	.88	253		.62		.62		1.09
(.18)	(.21)	(.39)	14.10	2.90	275		.62		.62		1.09
(.16)	—	(.16)	14.09	1.86	124		.61		.61		.76
(.15)	(.12)	(.27)	13.99	4.33	120		.63		.63		1.14
(.12)	(.35)	(.47)	13.68	(3.38)	134		.61		.61		.34

(.10)	—	(.10)	13.37	(3.04)[6]	—	[9]	.42	[7]	.40	[7]	1.55	[7]
(.19)	(.17)	(.36)	13.89	1.14	—	[9]	.53		.36		1.36
(.15)	(.21)	(.36)	14.10	2.74 [6]	—	[9]	.49	[7]	.49	[7]	1.21	[7]

(.10)	—	(.10)	13.38	(2.94)[6]	61		.33	[7]	.33	[7]	1.64	[7]
(.20)	(.17)	(.37)	13.89	1.18	63		.33		.33		1.40
(.22)	(.21)	(.43)	14.10	3.20	60		.32		.32		1.21
(.20)	—	(.20)	14.09	2.15	113		.32		.32		1.06
(.19)	(.12)	(.31)	13.99	4.65	101		.33		.33		1.44
(.16)	(.35)	(.51)	13.68	(3.08)	133		.31		.31		.65

See end of table for footnotes.

U.S. Government Securities Fund	37

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/28/2018[4,5]	$13.89	$.11	$(.51)	$(.40)
8/31/2017	14.10	.20	(.04)	.16
8/31/2016	14.09	.19	.26	.45
8/31/2015	13.99	.16	.15	.31
8/31/2014	13.68	.21	.42	.63
8/31/2013	14.63	.10	(.53)	(.43)

	Six months ended
	February 28,	Year ended August 31
Portfolio turnover rate for all share classes[15]	2018[4,5,6]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	71%	187%	296%	263%	Not available
Including mortgage dollar roll transactions	199%	577%	693%	771%	423%	488%

See Notes to Financial Statements

38	U.S. Government Securities Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total Dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[3]	Ratio of net income (loss) to average net assets[3]

$(.11)	$—	$(.11)	$13.38	(2.91)%[6]	$7,063	.27%[7]	.27%[7]	1.69%[7]
(.20)	(.17)	(.37)	13.89	1.23	5,726	.27	.27	1.48
(.23)	(.21)	(.44)	14.10	3.26	3,857	.27	.27	1.35
(.21)	—	(.21)	14.09	2.20	3,014	.27	.27	1.12
(.20)	(.12)	(.32)	13.99	4.70	2,357	.28	.28	1.51
(.17)	(.35)	(.52)	13.68	(3.03)	1,596	.26	.26	.72

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Amount less than $.01.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

U.S. Government Securities Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2017, through February 28, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	U.S. Government Securities Fund

	Beginning account value 9/1/2017	Ending account value 2/28/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$969.11	$3.12	.64%
Class A – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class C – actual return	1,000.00	964.60	6.92	1.42
Class C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class T – actual return	1,000.00	969.58	2.00	.41
Class T – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-1 – actual return	1,000.00	968.98	3.27	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	970.34	1.91	.39
Class F-2 – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class F-3 – actual return	1,000.00	970.87	1.37	.28
Class F-3 – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class 529-A – actual return	1,000.00	968.86	3.37	.69
Class 529-A – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-C – actual return	1,000.00	965.12	7.11	1.46
Class 529-C – assumed 5% return	1,000.00	1,017.55	7.30	1.46
Class 529-E – actual return	1,000.00	967.04	4.49	.92
Class 529-E – assumed 5% return	1,000.00	1,020.23	4.61	.92
Class 529-T – actual return	1,000.00	969.22	2.34	.48
Class 529-T – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 529-F-1 – actual return	1,000.00	969.93	2.34	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-1 – actual return	1,000.00	965.41	6.82	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 – actual return	1,000.00	964.76	6.72	1.38
Class R-2 – assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-2E – actual return	1,000.00	966.09	5.46	1.12
Class R-2E – assumed 5% return	1,000.00	1,019.24	5.61	1.12
Class R-3 – actual return	1,000.00	966.85	4.68	.96
Class R-3 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 – actual return	1,000.00	969.19	3.03	.62
Class R-4 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E – actual return	1,000.00	969.58	1.95	.40
Class R-5E – assumed 5% return	1,000.00	1,022.81	2.01	.40
Class R-5 – actual return	1,000.00	970.60	1.61	.33
Class R-5 – assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 – actual return	1,000.00	970.92	1.32	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

U.S. Government Securities Fund	41

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42	U.S. Government Securities Fund

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U.S. Government Securities Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2018, portfolio of U.S. Government Securities Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

U.S. Government Securities Fund®

Investment portfolio

February 28, 2018

unaudited

Bonds, notes & other debt instruments 97.70% U.S. Treasury bonds & notes 78.68% U.S. Treasury 66.61%	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2019	$120,000	$119,032
U.S. Treasury 1.25% 2019	40,000	39,373
U.S. Treasury 1.375% 2019	280,000	277,990
U.S. Treasury 1.375% 2019	50,000	49,359
U.S. Treasury 1.50% 2019	180,000	178,943
U.S. Treasury 1.50% 2019	135,200	134,504
U.S. Treasury 1.50% 2019	70,000	69,187
U.S. Treasury 1.625% 2019	154,800	153,990
U.S. Treasury 1.25% 2020	15,600	15,290
U.S. Treasury 1.375% 2020	36,000	35,298
U.S. Treasury 1.375% 2020	27,000	26,529
U.S. Treasury 1.375% 2020	26,548	25,866
U.S. Treasury 1.625% 2020	7,500	7,375
U.S. Treasury 1.75% 2020	70,250	69,009
U.S. Treasury 1.75% 2020	56,150	55,236
U.S. Treasury 2.00% 2020	46,850	46,367
U.S. Treasury 8.75% 2020	5,255	6,059
U.S. Treasury 1.125% 2021	20,500	19,525
U.S. Treasury 1.125% 2021	19,926	19,035
U.S. Treasury 1.125% 20211	13,700	13,065
U.S. Treasury 1.75% 2021	227,621	221,220
U.S. Treasury 2.00% 2021	250,000	247,215
U.S. Treasury 2.00% 2021	145,000	142,072
U.S. Treasury 2.00% 2021	76,550	75,231
U.S. Treasury 2.25% 2021	270,706	268,472
U.S. Treasury 3.625% 2021	8,300	8,586
U.S. Treasury 8.00% 2021	3,400	4,059
U.S. Treasury 1.625% 2022	680	650
U.S. Treasury 1.625% 2022	121,000	115,910
U.S. Treasury 1.75% 2022	398,500	384,879
U.S. Treasury 1.75% 2022	238,000	229,699
U.S. Treasury 1.75% 2022	132,600	128,383
U.S. Treasury 1.75% 2022	47,000	45,450
U.S. Treasury 1.75% 2022	25,000	24,223
U.S. Treasury 1.875% 2022	503,330	489,056
U.S. Treasury 1.875% 2022	300,000	291,798
U.S. Treasury 1.875% 2022	152,000	147,309
U.S. Treasury 1.875% 2022	129,030	125,719
U.S. Treasury 1.875% 2022	89,000	86,640
U.S. Treasury 1.875% 2022	69,000	66,760
U.S. Treasury 2.00% 2022	443,000	430,627
U.S. Treasury 2.00% 2022	95,280	92,578
U.S. Treasury 2.125% 20221	904,127	882,799
U.S. Treasury 1.50% 2023	57,820	54,699
U.S. Treasury 1.625% 2023	152,230	144,410
U.S. Treasury 1.625% 2023	55,000	52,226

U.S. Government Securities Fund — Page 1 of 9

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2023	$157,874	$152,921
U.S. Treasury 2.375% 2023	68,000	67,145
U.S. Treasury 2.50% 2023	40,720	40,324
U.S. Treasury 2.75% 2023	147,900	148,200
U.S. Treasury 2.125% 20241	315,650	303,147
U.S. Treasury 2.25% 2024	122,250	118,239
U.S. Treasury 2.25% 2024	106,700	103,866
U.S. Treasury 2.50% 2024	96,000	94,609
U.S. Treasury 2.75% 2024	87,700	87,768
U.S. Treasury 2.75% 2025	145,000	144,548
U.S. Treasury 6.25% 2030	5,250	7,046
U.S. Treasury 2.75% 2047	164,128	152,112
U.S. Treasury 2.75% 2047	35,700	33,086
		7,574,713
U.S. Treasury inflation-protected securities 12.07%
U.S. Treasury Inflation-Protected Security 0.125% 20222	257,950	253,931
U.S. Treasury Inflation-Protected Security 0.125% 20222	70,037	69,197
U.S. Treasury Inflation-Protected Security 0.25% 20252	54,186	52,725
U.S. Treasury Inflation-Protected Security 0.375% 20252	281,414	276,306
U.S. Treasury Inflation-Protected Security 2.375% 20252	47,999	53,600
U.S. Treasury Inflation-Protected Security 0.125% 20262	52,967	50,583
U.S. Treasury Inflation-Protected Security 0.50% 20282	297,777	246,943
U.S. Treasury Inflation-Protected Security 2.125% 20412	3,096	3,877
U.S. Treasury Inflation-Protected Security 0.75% 20422	188,083	180,042
U.S. Treasury Inflation-Protected Security 0.625% 20432	23,054	21,349
U.S. Treasury Inflation-Protected Security 1.00% 20462	34,127	34,291
U.S. Treasury Inflation-Protected Security 0.875% 20472	69,855	67,926
U.S. Treasury Inflation-Protected Security 1.00% 20482	70,962	62,066
		1,372,836
Total U.S. Treasury bonds & notes		8,947,549
Mortgage-backed obligations 17.12% Federal agency mortgage-backed obligations 17.12%
Fannie Mae 10.50% 20183	16	16
Fannie Mae 5.50% 20233	465	486
Fannie Mae 6.00% 20243	351	390
Fannie Mae 10.47% 20253	24	24
Fannie Mae 6.00% 20263	18	20
Fannie Mae 6.50% 20273	621	692
Fannie Mae 6.50% 20273	268	298
Fannie Mae 5.00% 20283	284	304
Fannie Mae 8.00% 20313	380	426
Fannie Mae 3.00% 20333,4	109,450	108,864
Fannie Mae 3.00% 20333,4	8,550	8,515
Fannie Mae 3.00% 20363	28,910	28,572
Fannie Mae 3.00% 20363	16,088	15,900
Fannie Mae 4.00% 20363	21,844	22,648
Fannie Mae 4.00% 20363	13,878	14,387
Fannie Mae 4.00% 20363	10,705	11,098
Fannie Mae 4.00% 20363	4,625	4,795
Fannie Mae 4.00% 20363	1,271	1,318
Fannie Mae 4.00% 20363	33	34

U.S. Government Securities Fund — Page 2 of 9

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 20373	$10,276	$10,141
Fannie Mae 6.50% 20373	152	166
Fannie Mae 6.50% 20373	152	164
Fannie Mae 6.50% 20373	40	44
Fannie Mae 7.00% 20373	213	235
Fannie Mae 7.00% 20373	52	56
Fannie Mae 7.50% 20373	40	45
Fannie Mae 6.00% 20383	40	40
Fannie Mae 7.00% 20383	381	413
Fannie Mae 5.00% 20413	1,642	1,787
Fannie Mae 5.00% 20413	1,117	1,216
Fannie Mae 5.00% 20413	878	957
Fannie Mae 5.00% 20413	661	721
Fannie Mae 3.00% 20463	23,351	22,660
Fannie Mae 3.50% 20473	24,210	24,212
Fannie Mae 3.50% 20473	9,499	9,506
Fannie Mae 4.00% 20473	71,965	73,880
Fannie Mae 4.00% 20473	31,734	32,608
Fannie Mae 4.00% 20473	24,427	25,077
Fannie Mae 4.00% 20473	16,472	16,908
Fannie Mae 4.50% 20473	42,813	44,968
Fannie Mae 3.00% 20483,4	61,000	59,044
Fannie Mae 4.00% 20483,4	161,000	164,677
Fannie Mae 4.00% 20483,4	52,500	53,601
Fannie Mae 4.50% 20483,4	73,200	76,560
Fannie Mae 4.50% 20483,4	25,000	26,187
Fannie Mae 4.50% 20483,4	1,000	1,044
Fannie Mae, Series 2001-4, Class NA, 9.251% 20253,5	9	9
Fannie Mae, Series 2001-25, Class ZA, 6.50% 20313	233	247
Fannie Mae, Series 2001-20, Class E, 9.582% 20313,5	3	3
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.901% 20363,5	759	755
Fannie Mae, Series 1999-T2, Class A1, 7.500% 20393,5	238	259
Fannie Mae, Series 2012-M2, Class A2, Multi Family 2.717% 20223	4,325	4,307
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family 3.044% 20223	3,500	3,516
Fannie Mae, Series 2014-M1, Class A2, Multi Family 3.191% 20233,5	3,600	3,628
Fannie Mae, Series 2014-M3, Class A2, Multi Family 3.466% 20243,5	6,525	6,687
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 20363	958	815
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 20363	561	471
Freddie Mac 10.00% 20253	27	27
Freddie Mac 4.00% 20363	211	219
Freddie Mac 5.00% 20413	3,800	4,145
Freddie Mac 3.50% 20463	5,921	5,932
Freddie Mac 3.50% 20473	31,553	31,595
Freddie Mac 3.50% 20473	24,451	24,455
Freddie Mac 3.50% 20473	23,412	23,444
Freddie Mac 3.50% 20473	15,136	15,156
Freddie Mac 3.50% 20473	5,561	5,568
Freddie Mac 4.50% 20473	9,727	10,228
Freddie Mac 3.00% 20483,4	12,300	11,898
Freddie Mac 4.00% 20483,4	148,870	152,267
Freddie Mac 4.50% 20483,4	6,000	6,275
Freddie Mac Pool #1H1354 3.429% 20363,5	412	434
Freddie Mac Pool #760014 2.976% 20453,5	5,908	5,902
Freddie Mac, Series 2289, Class NA, 10.179% 20203,5	5	6

U.S. Government Securities Fund — Page 3 of 9

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2289, Class NB, 9.00% 20223,5	$7	$7
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 1.988% 20233,5	6	6
Freddie Mac, Series 2626, Class NG, 3.50% 20233	1	1
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 1.838% 20363,5	1,339	1,348
Freddie Mac, Series KGRP, Class A, Multi Family (1-month USD-LIBOR + 0.38%) 1.960% 20203,5	2,097	2,101
Freddie Mac, Series K013, Class A1, Multi Family 2.902% 20203	892	896
Freddie Mac, Series K010, Class A1, Multi Family 3.32% 20203	305	307
Freddie Mac, Series K031, Class A1, Multi Family 2.778% 20223	1,708	1,709
Freddie Mac, Series KS01, Class A2, Multi Family 2.522% 20233	3,185	3,139
Freddie Mac, Series K029, Class A2, Multi Family 3.32% 20233	1,200	1,220
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 20273	20,965	21,003
Freddie Mac, Series 3156, Class PO, principal only, 0% 20363	1,128	958
Freddie Mac, Series 3146, Class PO, principal only, 0% 20363	501	420
Freddie Mac, Series 3213, Class OG, principal only, 0% 20363	435	388
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 20563	41,254	40,040
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 20563,5	37,356	36,303
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20563	38,194	37,294
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 20573	10,027	9,618
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20573	7,715	7,675
Government National Mortgage Assn. 10.00% 20193	14	14
Government National Mortgage Assn. 10.00% 20213	21	22
Government National Mortgage Assn. 6.50% 20293	425	474
Government National Mortgage Assn. 6.50% 20323	653	726
Government National Mortgage Assn. 6.50% 20373	233	260
Government National Mortgage Assn. 5.50% 20383	294	320
Government National Mortgage Assn. 5.50% 20383	30	31
Government National Mortgage Assn. 6.00% 20383	397	451
Government National Mortgage Assn. 6.50% 20383	268	293
Government National Mortgage Assn. 6.50% 20383	251	263
Government National Mortgage Assn. 6.50% 20383	186	206
Government National Mortgage Assn. 6.50% 20383	134	147
Government National Mortgage Assn. 4.00% 20393	487	502
Government National Mortgage Assn. 4.00% 20393	55	57
Government National Mortgage Assn. 5.00% 20393	1,005	1,083
Government National Mortgage Assn. 6.00% 20393	2,238	2,502
Government National Mortgage Assn. 6.50% 20393	676	752
Government National Mortgage Assn. 4.50% 20403	915	962
Government National Mortgage Assn. 5.00% 20403	151	160
Government National Mortgage Assn. 5.00% 20403	122	129
Government National Mortgage Assn. 5.50% 20403	3,535	3,887
Government National Mortgage Assn. 3.50% 20413	838	833
Government National Mortgage Assn. 4.00% 20413	230	229
Government National Mortgage Assn. 4.50% 20413	11,479	11,983
Government National Mortgage Assn. 5.00% 20413	6,128	6,447
Government National Mortgage Assn. 5.00% 20413	92	97
Government National Mortgage Assn. 5.50% 20413	296	307
Government National Mortgage Assn. 5.50% 20413	227	236
Government National Mortgage Assn. 5.50% 20413	75	77
Government National Mortgage Assn. 6.00% 20413	81	87
Government National Mortgage Assn. 6.50% 20413	1,290	1,398
Government National Mortgage Assn. 3.50% 20423	536	540
Government National Mortgage Assn. 4.00% 20423	3,129	3,186
Government National Mortgage Assn. 4.00% 20423	1,771	1,803
Government National Mortgage Assn. 3.50% 20433	4,011	4,039

U.S. Government Securities Fund — Page 4 of 9

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.50% 20433	$510	$538
Government National Mortgage Assn. 4.50% 20453	20,012	21,044
Government National Mortgage Assn. 4.50% 20453	508	535
Government National Mortgage Assn. 4.50% 20453	107	113
Government National Mortgage Assn. 4.00% 20463	7,768	7,909
Government National Mortgage Assn. 4.00% 20473	110,372	113,464
Government National Mortgage Assn. 4.50% 20473	10,081	10,503
Government National Mortgage Assn. 3.50% 20483,4	75,000	75,425
Government National Mortgage Assn. 3.50% 20483,4	25,000	25,106
Government National Mortgage Assn. 4.00% 20483,6	75,200	77,321
Government National Mortgage Assn. 4.00% 20483,4	57,000	58,403
Government National Mortgage Assn. 4.00% 20483,4	9,400	9,618
Government National Mortgage Assn. 4.50% 20483,4	87,275	90,725
Government National Mortgage Assn. 4.50% 20483,4	10,525	10,933
Government National Mortgage Assn. 6.216% 20583	488	525
Government National Mortgage Assn., Series 2003-46, 5.00% 20333	1,011	1,054
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.423% 20603,5	22,084	22,516
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.487% 20613,5	21,195	232
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.736% 20623,5	18,522	217
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 1.979% 20203,5	606	607
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.029% 20203,5	387	388
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 20283	10,851	10,762
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 20323	8,288	8,569
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 20333	5,155	5,210
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 20353	2,158	2,202
Total mortgage-backed obligations		1,946,807
Federal agency bonds & notes 1.90%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 20263	1,426	1,404
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 20263	1,480	1,457
Fannie Mae 1.25% 2021	31,600	30,278
Fannie Mae 7.125% 2030	3,000	4,153
Federal Home Loan Bank 3.375% 2023	14,160	14,649
Federal Home Loan Bank 5.50% 2036	700	917
Private Export Funding Corp. 1.45% 2019	5,250	5,193
Private Export Funding Corp. 2.25% 2020	10,000	9,970
Private Export Funding Corp. 3.55% 2024	11,150	11,572
Small Business Administration, Series 2001-20K, 5.34% 20213	154	158
Small Business Administration, Series 2001-20J, 5.76% 20213	48	50
Small Business Administration, Series 2001-20F, 6.44% 20213	204	212
Small Business Administration, Series 2003-20B, 4.84% 20233	609	631
Tennessee Valley Authority 4.65% 2035	3,930	4,603
Tennessee Valley Authority 5.88% 2036	2,750	3,689
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,843
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	4,056
TVA Southaven 3.846% 20333	2,497	2,551
United States Agency for International Development, Iraq (State of), 2.149% 2022	13,330	13,016
United States Agency for International Development, Israel (State of), Class 1-A, 5.50% 2023	5,000	5,652
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	31,500	31,420
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,241
United States Agency for International Development, Jordan (Kingdom of) 2.578% 2022	6,000	5,985
United States Agency for International Development, Jordan (Kingdom of) 3.00% 2025	2,500	2,511

U.S. Government Securities Fund — Page 5 of 9

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Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	$7,000	$6,742
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,874
United States Agency for International Development, Ukraine, 1.847% 2020	20,000	19,763
United States Agency for International Development, Ukraine, 1.471% 2021	11,770	11,328
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 20293	1,549	1,561
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 20323	1,731	1,749
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 20323	1,365	1,423
		216,651
Total bonds, notes & other debt instruments (cost: $11,299,472,000)		11,111,007
Short-term securities 9.90%
Federal Home Loan Bank 1.36%–1.61% due 3/21/2018–5/16/2018	517,500	516,549
Freddie Mac 1.11% due 3/2/2018	75,000	74,997
Home Depot Inc. 1.37% due 3/1/20187	23,500	23,499
PepsiCo Inc. 1.48% due 3/12/20187	50,000	49,975
U.S. Treasury Bills 1.47%–1.51% due 4/12/2018–4/26/2018	419,600	418,719
United Parcel Service Inc. 1.30% due 3/1/20187	9,900	9,900
Wal-Mart Stores, Inc. 1.54% due 3/6/20187	31,800	31,792
Total short-term securities (cost: $1,125,522,000)		1,125,431
Total investment securities 107.60% (cost: $12,424,994,000)		12,236,438
Other assets less liabilities (7.60)%		(864,522)
Net assets 100.00%		$11,371,916

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount8 (000)	Value at 2/28/20189 (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
30 Day Federal Funds Futures	Long	4,310	April 2018	$1,795,977	$1,766,164	$(99)
10 Year U.S. Treasury Note Futures	Long	10,484	June 2018	1,048,400	1,258,572	1,067
20 Year U.S. Treasury Bond Futures	Long	635	June 2018	63,500	91,083	132
10 Year Ultra U.S. Treasury Note Futures	Short	1,169	June 2018	(116,900)	(149,705)	(155)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,706	June 2018	(170,600)	(265,923)	(1,675)
5 Year U.S. Treasury Note Futures	Long	40,588	July 2018	4,058,800	4,624,178	(5,262)
2 Year U.S. Treasury Note Futures	Long	9,541	July 2018	1,908,200	2,027,164	(962)
90 Day Euro Dollar Futures	Long	9,358	December 2018	2,339,500	2,280,311	(4,167)
90 Day Euro Dollar Futures	Short	4,857	December 2019	(1,214,250)	(1,179,644)	6,806
						$(4,315)

U.S. Government Securities Fund — Page 6 of 9

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Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
1.8975%	U.S. EFFR	9/26/2018	$2,656,100	$—	$—	$—
1.886%	U.S. EFFR	9/26/2018	3,041,300	(76)	—	(76)
1.882%	U.S. EFFR	9/26/2018	3,041,300	(95)	—	(95)
1.8775%	U.S. EFFR	9/26/2018	3,041,300	(116)	—	(116)
1.37%	U.S. EFFR	6/14/2019	190,000	(1,533)	—	(1,533)
1.362%	U.S. EFFR	6/21/2019	190,000	(1,588)	—	(1,588)
3-month USD-LIBOR	1.5445%	6/28/2019	190,000	2,090	—	2,090
1.351%	U.S. EFFR	6/28/2019	190,000	(1,651)	—	(1,651)
3-month USD-LIBOR	1.59851%	8/7/2019	205,000	2,305	—	2,305
2.32475%	3-month USD-LIBOR	2/9/2020	1,840,000	(6,394)	—	(6,394)
3-month USD-LIBOR	2.3774%	2/13/2020	1,560,000	3,905	—	3,905
1.997%	U.S. EFFR	2/13/2020	231,000	(664)	—	(664)
1.989%	U.S. EFFR	2/13/2020	231,000	(700)	—	(700)
2.005%	U.S. EFFR	2/14/2020	525,400	(1,436)	—	(1,436)
1.8005%	3-month USD-LIBOR	9/28/2020	168,000	(3,390)	—	(3,390)
3-month USD-LIBOR	1.217%	9/22/2021	250,000	12,571	—	12,571
3-month USD-LIBOR	1.225%	9/22/2021	250,000	12,503	—	12,503
3-month USD-LIBOR	1.196%	9/27/2021	90,000	4,605	—	4,605
3-month USD-LIBOR	2.01215%	2/2/2022	350,000	9,081	—	9,081
3-month USD-LIBOR	1.9665%	2/2/2022	146,000	4,037	—	4,037
3-month USD-LIBOR	1.977%	2/7/2022	178,000	4,867	—	4,867
3-month USD-LIBOR	2.2175%	3/17/2022	316,000	6,045	—	6,045
3-month USD-LIBOR	1.869%	4/19/2022	215,000	7,145	—	7,145
3-month USD-LIBOR	1.948%	7/28/2022	360,000	11,663	—	11,663
2.80%	3-month USD-LIBOR	9/2/2022	560,000	(1,167)	—	(1,167)
2.75%	3-month USD-LIBOR	9/2/2022	560,000	(1,680)	—	(1,680)
2.009%	3-month USD-LIBOR	10/4/2022	187,000	(5,907)	—	(5,907)
2.00965%	3-month USD-LIBOR	10/6/2022	171,000	(5,399)	—	(5,399)
1.9855%	3-month USD-LIBOR	10/17/2022	102,500	(3,359)	—	(3,359)
1.98%	3-month USD-LIBOR	10/17/2022	102,500	(3,384)	—	(3,384)
2.1045%	3-month USD-LIBOR	10/31/2022	76,000	(2,111)	—	(2,111)
2.08613%	3-month USD-LIBOR	11/17/2022	138,100	(4,012)	—	(4,012)
2.08934%	3-month USD-LIBOR	11/17/2022	146,900	(4,246)	—	(4,246)
2.2025%	3-month USD-LIBOR	12/4/2022	71,000	(1,731)	—	(1,731)
3-month USD-LIBOR	2.2455%	12/21/2022	78,500	1,783	—	1,783
2.27403%	3-month USD-LIBOR	12/29/2022	220,000	(4,709)	—	(4,709)
3-month USD-LIBOR	2.6778%	2/12/2023	190,000	605	—	605
2.7435%	3-month USD-LIBOR	2/16/2023	155,000	(31)	—	(31)
2.7365%	3-month USD-LIBOR	2/20/2023	154,000	(85)	—	(85)
3-month USD-LIBOR	1.495%	11/10/2023	115,000	7,790	—	7,790
3-month USD-LIBOR	2.0815%	2/10/2024	86,700	3,346	—	3,346
3-month USD-LIBOR	2.0955%	2/10/2024	43,300	1,637	—	1,637
3-month USD-LIBOR	2.3875%	3/17/2024	290,300	6,483	—	6,483
3-month USD-LIBOR	2.12813%	10/3/2024	225,000	9,186	—	9,186
3-month USD-LIBOR	2.4595%	1/12/2025	88,200	1,932	—	1,932
3-month USD-LIBOR	2.585%	1/26/2025	124,600	1,747	—	1,747
3-month USD-LIBOR	2.588%	1/26/2025	58,100	803	—	803
2.561%	3-month USD-LIBOR	1/29/2025	80,900	(1,251)	—	(1,251)
3-month USD-LIBOR	2.72%	2/8/2025	100,000	556	—	556
2.722%	3-month USD-LIBOR	2/9/2025	141,000	(768)	—	(768)

U.S. Government Securities Fund — Page 7 of 9

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
3-month USD-LIBOR	2.469%	6/9/2025	$23,000	$535	$—	$535
3-month USD-LIBOR	1.7545%	2/5/2026	45,000	3,490	—	3,490
3-month USD-LIBOR	2.24%	12/5/2026	179,000	8,666	—	8,666
3-month USD-LIBOR	2.27%	12/5/2026	146,000	6,724	—	6,724
2.579%	3-month USD-LIBOR	3/14/2027	159,000	(3,609)	—	(3,609)
2.333%	3-month USD-LIBOR	3/29/2027	130,000	(5,561)	—	(5,561)
3-month USD-LIBOR	2.31934%	11/17/2027	77,600	3,696	—	3,696
3-month USD-LIBOR	2.31613%	11/17/2027	72,400	3,468	—	3,468
2.925%	3-month USD-LIBOR	2/1/2028	48,600	(195)	—	(195)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	(282)	—	(282)
2.908%	3-month USD-LIBOR	2/1/2028	60,700	(286)	—	(286)
2.92%	3-month USD-LIBOR	2/2/2028	45,900	(194)	—	(194)
3-month USD-LIBOR	2.97125%	9/2/2030	124,000	474	—	474
3-month USD-LIBOR	3.005%	9/2/2030	124,000	128	—	128
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	306	—	306
3-month USD-LIBOR	2.963%	2/1/2038	36,300	304	—	304
3-month USD-LIBOR	2.986%	2/1/2038	29,200	199	—	199
3-month USD-LIBOR	2.967%	2/2/2038	28,200	229	—	229
3-month USD-LIBOR	3.206%	7/31/2044	22,000	(1,049)	—	(1,049)
3-month USD-LIBOR	3.238%	8/8/2044	28,000	(1,502)	—	(1,502)
3-month USD-LIBOR	2.7045%	1/2/2045	38,500	1,884	—	1,884
3-month USD-LIBOR	2.58245%	11/5/2045	13,000	954	—	954
3-month USD-LIBOR	2.6485%	11/16/2045	54,375	3,284	—	3,284
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	1,501	—	1,501
3-month USD-LIBOR	2.59125%	12/16/2045	22,500	1,621	—	1,621
U.S. EFFR	2.166%	10/23/2047	35,000	2,771	—	2,771
U.S. EFFR	2.172%	11/8/2047	15,000	1,169	—	1,169
U.S. EFFR	2.145%	11/9/2047	47,500	3,971	—	3,971
U.S. EFFR	2.153%	11/10/2047	47,500	3,891	—	3,891
U.S. EFFR	2.155%	11/10/2047	26,680	2,175	—	2,175
U.S. EFFR	2.17%	11/13/2047	48,320	3,787	—	3,787
2.964%	3-month USD-LIBOR	2/12/2048	34,100	123	—	123
U.S. EFFR	2.5635%	2/12/2048	81,502	(325)	—	(325)
3-month USD-LIBOR	2.96%	2/15/2048	17,400	(48)	—	(48)
3-month USD-LIBOR	3.0135%	2/16/2048	35,000	(485)	—	(485)
3-month USD-LIBOR	2.9825%	2/20/2048	35,000	(259)	—	(259)
					$—	$100,757

1	A portion of this security was pledged as collateral. The total value of pledged collateral was $161,142,000, which represented 1.42% of the net assets of the fund.
2	Index-linked bond whose principal amount moves with a government price index.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Purchased on a TBA basis.
5	Coupon rate may change periodically.
6	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $77,321,000, which represented .68% of the net assets of the fund.
7	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $115,166,000, which represented 1.01% of the net assets of the fund.
8	Notional amount is calculated based on the number of contracts and notional contract size.
9	Value is calculated based on the notional amount and current market price.

U.S. Government Securities Fund — Page 8 of 9

unaudited

Key to abbreviations and symbol
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-022-0418O-S60661	U.S. Government Securities Fund — Page 9 of 9

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Fergus N. MacDonald
Fergus N. MacDonald, President and Principal Executive Officer

Date: April 30, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2018